Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Aug. 07, 2015
Document Effective Date	Aug. 07, 2015
Prospectus Date	Aug. 07, 2015
Class I Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class I
Prospectus:
Trading Symbol	AOFIX
Class Z Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class Z
Prospectus:
Trading Symbol	AGOZX
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class A
Prospectus:
Trading Symbol	AOFAX
Class A and C Prospectus | Alger Small Cap Focus Fund | Alger Growth Opportunities Fund Class C
Prospectus:
Trading Symbol	AOFCX